RULE 497J - CONFORMED TRANSMITTAL LETTER
FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        MAY 19, 1997





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room



RE:          Empire Fidelity Investments Life Insurance Company

RE:          Empire Fidelity VARIABLE ANNUITY ACCOUNT A Trust (the trust):

             File No. 33-42376

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus[es] and Statement[s] of Additional Information with respect to the above referenced fund[S] do[es] not differ from [that/those] filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/David J. Pearlman
                        David J. Pearlman
                        Associate General Counsel